NON-CONTROLLING INTERESTS - Summarized Statements of Profit or Loss and Other Comprehensive Income (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Noncontrolling Interests
Revenues	$ 9,453	Rp 128,256	Rp 116,333	Rp 102,470
Operating expenses		(84,354)	(77,161)	(70,101)
Other income - net	77	1,039	751	1,500
PROFIT BEFORE INCOME TAX	3,144	42,628	38,166	31,293
Income tax benefit (expense)	(734)	(9,958)	(9,017)	(8,023)
PROFIT FOR THE YEAR	2,410	32,670	29,149	23,270
Other comprehensive income	(171)	(2,332)	(2,099)	493
NET COMPREHENSIVE INCOME FOR THE YEAR	2,239	30,338	27,050	23,763
Attributable to non-controlling interest	$ 769	10,411	9,738	7,760
Telkomsel
Noncontrolling Interests
Revenues		93,217	86,725	76,055
Operating expenses		(53,198)	(49,765)	(46,455)
Other income - net		380	483	105
PROFIT BEFORE INCOME TAX		40,399	37,443	29,705
Income tax benefit (expense)		(10,018)	(9,263)	(7,361)
PROFIT FOR THE YEAR		30,381	28,180	22,344
Other comprehensive income		(392)	(222)	(167)
NET COMPREHENSIVE INCOME FOR THE YEAR		29,989	27,958	22,177
Attributable to non-controlling interest		10,632	9,863	7,820
Dividend paid to non-controlling interest		Rp 12,334	Rp 7,036	Rp 7,810